FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:   /  /    (a)
             or fiscal year ending: 12/31/98  (b)


Is this a transition report?: (Y/N)  __N__


Is this an amendment to a previous filing? (Y/N) __N__


Those items or sub-items with a star after the item number should be completed only if the answer has changed from the previous filing on this form:

1.   A.   Registrant Name: Pruco Life of New Jersey Single Premium Variable
          Annuity Account

     B.   File Number: 811-4397

     C.   Telephone Number: 973-802-6000

2.   A.   Street: 213 Washington Street

     B.   City: Newark     C.  State: NJ      D.  Zip Code: 07102 Zip Ext: 2992

     E.   Foreign Country:                             Foreign Postal Code:

3.   Is this the first filing on this form by Registrant?(Y/N)  __N__

4.   Is this the last filing on this form by Registrant?(Y/N)   __N__

5.   Is Registrant a small business investment company (SBIC)?(Y/N) __N__

6.   Is Registrant a unit investment trust(UIT)?(Y/N) __Y__
     (If answer is "Y" (yes) complete only items 111 through 132)

7.   A.   Is Registrant a series or multiple portfolio company?(Y/N) __N___
          (If answer is "N" (No), go to item 8.)

     B. How many separate series or portfolios did Registrant have at the end of the period?

SCREEN NUMBER:  01         PAGE NUMBER: 01

For period ending 12/31/98                               If filing more than one
File number 811-4397                                     Page 2, "X":


     C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THE SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.




                                                                 Is this the
     Series                                                      last filing
     Number           Series Name                              for this series?
     ------           -----------                              ----------------
       1                                                            (Y/N)












SCREEN NUMBER:  02         PAGE NUMBER: 02

(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

For period ending 12/31/98                               If filing more than one
File number 811-4397                                     Page 47, "X":


UNIT INVESTMENT TRUSTS

111.*     A.  Depositor Name: Pruco Life Insurance Company of New Jersey
          B.  File Number (If any): __________
          C.  City: Newark         State: NJ    Zip Code: 07102   Zip Ext: 3777
              Foreign Country: __________       Foreign Postal Code: ______

112.*     A.  Sponsor Name:
          B.  File Number (If any): __________
          C.  City: __________     State: ___   Zip Code: ______  Zip Ext: ____
              Foreign Country: __________       Foreign Postal Code: ______






SCREEN NUMBER: 55 PAGE NUMBER: 47

For period ending 12/31/98                               If filing more than one
File number 811-4397                                     Page 48, "X":


113.      A.  Trustee Name:
 *        B.  City: __________     State: __    Zip Code: _____   Zip Ext: ____
              Foreign Country: __________       Foreign Postal Code: ______

114.      A.  Principal Underwriter Name:_Pruco Securities Corporation
 *        B.  File Number: 8-16402
          C.  City: Newark         State: NJ    Zip Code: 07102   Zip Ext: 3777
              Foreign Country: __________       Foreign Postal Code: ______

115.      A.  Independent Public Accountant Name:  PRICEWATERHOUSECOOPERS, LLP
 *        B.  City:  New York      State: NY    Zip Code:  10036  Zip Ext: ____
              Foreign Country: __________       Foreign Postal Code: ______





SCREEN NUMBER: 56 PAGE NUMBER: 48

For period ending 12/31/98                               If filing more than one
File number 811-4397                                     Page 49, "X":


116.      A.  Is Registrant part of a family of investment companies?(Y/N)
              ____________________________________                     __Y__

          B.  Identify the family in 10 letters: Prudential
              (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.      A.  Is Registrant a separate account of an insurance company?(Y/N)
              ____________________________________                     __Y__

          If answer is "Y" (Yes), are any of the following types of contracts funded by the registrant?:

          B.  Variable annuity contracts?(Y/N):                        __Y__

          C.  Scheduled premium variable life contracts:               __N__

          D.  Flexible premium variable life contracts:                __N__

          E.  Other types of insurance products
              registered under the Securities
              Acts of 1933?(Y/N)                                       __N__

118.      State the number of series existing at the end of the period
 *        that had securities registered under the
          Securities Act of 1933                                       __1__

119.      State the number of new series for which registration
 *        statements under the Securities Act of 1933 became
          effective during the  period                                 __0__

120.      State the total value of the portfolio securities on the
 *        date of deposit for the new series included in item 119
          ($000's omitted)                                             _000_

121.      State the number of series for which a current prospectus
 *        was in existence at the end of the period                    __0__

122.      State the number of existing series for which additional
 *        units were registered under the Securities Act of 1933
          during the period                                            __0__


SCREEN NUMBER: 57 PAGE NUMBER: 49

For period ending  12/31/98                              If filing more than one
File number 811-4397                                     Page 50, "X":

123.      State the total value of the additional units considered in
 *        answering item 1 ($000's omitted)                            (9,261)

124.      State the total value of units prior series that were placed
 *        in the portfolios of subsequent series during the current
          period (the value of these units is to be measured on the
          date they were placed in the subsequent series)($000's
          omitted)                                                     $__000_


125.      State the total dollar amount of sales loads collected
 *        (before reallowances to other brokers or dealers) by
          Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all
          series of Registrant ($000's omitted)                        $__000_


126.      Of the amounts shown in item 125, state the total dollar
          amount of sales loads collected from secondary market
          operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
          portfolio of a subsequent series.)($000's omitted)           $______

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                         Number of  Total Assets  Total Income
                                           Series     ($000's     Distributions
                                         Investing    omitted)  ($000's Omitted)
                                         ---------    --------  ----------------


A.        U.S. Treasury direct issue
B.        U.S. Government agency
C.        State and municipal tax-free
D.        Public utility debt
E.        Brokers or dealers debt or
          debt of brokers' or dealers'
          parent
F.        All other corporate intermed.
          & long term debt
G.        All other corporate short-
          term debt
H.        Equity securities of brokers
          or dealers or parents of
          brokers or dealers
I.        Investment company equity
          securities
J.        All other equity securities        1        $15,959
                                             -        -------
K.        Other securities
L.        Total assets of all series of
          registrant                         1        $15,959
                                             -        -------





SCREEN NUMBER: 58 PAGE NUMBER:50

For period ending 12/31/98                               If filing more than one
File number 811-4397                                     Page 51, "X":


128.      Is the timely payment of principal and interest on any of
 *        the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an
          entity other than the issuer?(Y/N)                           __N__

129.      Is the issuer of any instrument covered in item 128
 *        delinquent or in default as to payment of principal or
          interest at the end of the current period?(Y/N)              _Y/N_


130.      In computations of NAV or offering price per unit, is any
 *        part of the value attributed to instruments identified in
          item 129 derived from insurance or guarantees?(Y/N)          _____

131.      Total expenses incurred by all series of Registrant during
 *        the current reporting period ($000's omitted)                $_212


132.      List the "811" (Investment Company Act of 1940) registration
 * number for all Series of Registrant that are being included in this filing:


              811-4397         811-              811-             811-
              811-             811-              811-             811-
              811-             811-              811-             811-
              811-             811-              811-             811-
              811-             811-              811-             811-
              811-             811-              811-             811-
              811-             811-              811-             811-
              811-             811-              811-             811-



SCREEN NUMBER: 59 PAGE NUMBER:51

This report is signed on behalf of the registrant in the City of Newark and State of New Jersey on the 26th day of February, 1999.


PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY



BY:  /s/ James Schlomann              WITNESS: /s/ Michael J Ostronic

         James Schlomann                           Michael J Ostronic
         Executive Vice President                  Director, Accounting